Share-based Payment - Additional Information (Detail) ¥ in Thousands, ¥ / ADR in Millions				12 Months Ended
	Sep. 04, 2019 shares	Aug. 31, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares ¥ / ADR	Dec. 31, 2020 CNY (¥) shares	Jul. 21, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments number of shares granted	15,000,000,000				8
Valid term of share option plans				10 years
Share option plans vesting term				4 years
Weighted average remaining contract life for outstanding share options				3 years 8 months 15 days	4 years 5 months 19 days
Number of share options granted in share-based payment arrangement				0	0	0
Allocated share based compensation expense | ¥				¥ 45,919	¥ 133,395	¥ 165,248
Share based payment transactions expenses with share option | ¥				¥ 27,000	¥ 4,000	¥ 95,000
Stock repurchase program, Number of shares repurchased				110,000,000
Phase I Share Incentive Plan [Member] | Top of range [member] | ClassA ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments number of shares granted			20,644,803
Phase II Share Incentive Plan [Member] | Top of range [member] | ClassA ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments number of shares granted		25,000,000
Two Thousand Ninteen Performance Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement				39,500	1,589,900	1,990,600
Share Based Payment Arrangement Options Granted Percentage Variation				zero to 100
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement				40,000	1,590,000
Allocated share based compensation expense | ¥				¥ 19,000	¥ 129,000	¥ 70,000
Description of vesting requirements for share-based payment arrangement				four-year
2014 Plan | Tun Kung Company Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock repurchase program, Number of shares repurchased							35,644,803,000
2015 Plan | Tun Kung Company Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock repurchase program, Number of shares repurchased							35,644,803,000
2019 Plan | Tun Kung Company Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock repurchase program, Number of shares repurchased							35,644,803,000